Condensed Financial Information of Deswell Industries, Inc. (Statements of Comprehensive Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Condensed Income Statements, Captions [Line Items]
Income (loss) before income taxes	$ 8,706	$ (947)	$ 4,417
Income taxes	475	373	144
Net Income (loss)	8,231	(1,320)	4,273
Total comprehensive income (loss)	8,231	(1,320)	4,273
Parent Company [Member]
Condensed Income Statements, Captions [Line Items]
Equity in earnings of subsidiaries	9,442	115	5,778
Operating expenses	1,211	1,435	1,505
Income (loss) before income taxes	8,231	(1,320)	4,273
Income taxes
Net Income (loss)	8,231	(1,320)	4,273
Share of other comprehensive income (loss) of subsidiaries
Total comprehensive income (loss)	$ 8,231	$ (1,320)	$ 4,273